CONVERTIBLE PROMISSORY NOTES (Details Narrative) - USD ($)			1 Months Ended				9 Months Ended		12 Months Ended
	May 13, 2021	Apr. 14, 2021	Aug. 30, 2021	Jun. 21, 2021	May 19, 2021	May 17, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Debt Instrument [Line Items]
Debt instrument, interest rate							5.00%
Convertible Promissory Notes [Member]
Debt Instrument [Line Items]
Interest expense							$ 259,953	$ 0	$ 394
Accrued interest									$ 394
Debt instrument, beneficial conversion feature							489,848	0
Amortization of debt discount							489,848	$ 0
Accrued interest							$ 260,348
Convertible Promissory Note [Member] | Brighton Capital Partners L L C [Member]
Debt Instrument [Line Items]
Debt instrument, face amount		$ 3,300,000
Debt instrument, term		15 months
Debt instrument, maturity date		Jul. 14, 2022
Debt instrument, interest rate		10.00%
Debt instrument, conversion price		$ 3.15
Debt instrument, redemption term		Any redemption with shares of our common stock shall be at the “market price” which is defined as 80% of our lowest closing trade price for the 10 consecutive trading days prior to the date on which the market price is measured.
Debt instrument, beneficial conversion feature		$ 3,300,000
Debt trading price, percentage		80.00%
Debt instrument, description		we and Brighton Capital agree to a greater amount, each Put Notice shall not exceed the lesser of (a) $3,500,000; and (b) 100% of the average daily trading dollar volume of the previous five days provided that the number of shares sold to Brighton Capital shall not cause the aggregate number of shares of our common stock beneficially owned by Brighton Capital and its affiliates to exceed 4.99% of the outstanding shares of our common stock.
Commitment fee, percentage		1.00%
Convertible Promissory Note [Member] | Brighton Capital Partners L L C [Member] | Equity Financing Agreement [Member]
Debt Instrument [Line Items]
Bridge loan		$ 50,000,000
Debt instrument, beneficial conversion feature		3,300,000
Convertible Promissory Note [Member] | Brighton Capital Partners L L C [Member] | Equity Financing Agreement [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, conversion amount		50,000,000
Convertible Promissory Note [Member] | Brighton Capital Partners L L C [Member] | Equity Financing Agreement [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument, conversion amount		$ 3,500,000
Convertible Promissory Note One [Member] | Investors [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	$ 382,500
Debt instrument, term	22 months
Debt instrument, maturity date	Mar. 13, 2023
Debt original issuance discount	$ 7,500
Warrant issued to purchase shares	750,000
Convertible Promissory Note Two [Member] | Investors [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	$ 420,750
Debt instrument, term	22 months
Debt instrument, maturity date	Mar. 13, 2023
Debt original issuance discount	$ 8,250
Warrant issued to purchase shares	825,000
Convertible Promissory Note Three [Member] | Investors [Member]
Debt Instrument [Line Items]
Debt instrument, face amount						$ 1,020,000
Debt instrument, term						22 months
Debt instrument, maturity date						Mar. 17, 2023
Debt original issuance discount						$ 20,000
Convertible Promissory Note Four [Member] | Investors [Member]
Debt Instrument [Line Items]
Debt instrument, face amount					$ 497,250
Debt instrument, term					22 months
Debt instrument, maturity date					Mar. 19, 2023
Debt original issuance discount					$ 9,750
Warrant issued to purchase shares					975,000
Convertible Promissory Note Five [Member] | Investors [Member]
Debt Instrument [Line Items]
Debt instrument, face amount					$ 76,500
Debt instrument, term					22 months
Debt instrument, maturity date					Mar. 19, 2023
Debt original issuance discount					$ 1,500
Warrant issued to purchase shares					150,000
Convertible Promissory Note Six [Member] | Investors [Member]
Debt Instrument [Line Items]
Debt instrument, face amount					$ 153,000
Debt instrument, term					22 months
Debt instrument, maturity date					Mar. 19, 2023
Debt original issuance discount					$ 3,000
Warrant issued to purchase shares					300,000
Convertible Promissory Note Seven [Member] | Investors [Member]
Debt Instrument [Line Items]
Debt instrument, face amount				$ 382,500
Debt instrument, term				22 months
Debt instrument, maturity date				Apr. 21, 2023
Debt instrument, beneficial conversion feature				$ 100,828
Debt original issuance discount				$ 7,500
Warrant issued to purchase shares				750,000
Convertible Promissory Note Eight [Member] | Investors [Member]
Debt Instrument [Line Items]
Debt instrument, face amount				$ 382,500
Debt instrument, term				22 months
Debt instrument, maturity date				Apr. 21, 2023
Debt instrument, beneficial conversion feature				$ 100,828
Debt original issuance discount				$ 7,500
Warrant issued to purchase shares				750,000
Convertible Promissory Note Nine [Member] | Investors [Member]
Debt Instrument [Line Items]
Debt instrument, face amount			$ 153,000
Debt instrument, term			22 months
Debt instrument, maturity date			Jun. 30, 2023
Debt original issuance discount			$ 3,000
Warrant issued to purchase shares			375,000